INCOME TAXES (Schedule of Taxes on Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
Current (including the impact of ASC 470)	$ 825	$ 1,965	$ 42
Deferred	1,086	793	810
Actual tax expense	1,911	2,758	852
Domestic	115	190	(2,313)
Foreign	1,796	2,568	3,165
Total domestic and foreign	$ 1,911	$ 2,758	$ 852